UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 90.5%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.4%

Dynasty Acquisition Co., Inc.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,081	$6,121,152

IAP Worldwide Services, Inc.

Revolving Loan, 1.49%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		5,347	5,340,138

Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,047	5,642,898

TransDigm, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		58,903	58,795,817

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,037	27,954,636

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		8,176	8,153,380

Wesco Aircraft Hardware Corp.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		11,375	11,204,375

WP CPP Holdings, LLC

Term Loan, 6.34%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		7,786	7,795,607

			$131,008,003

Automotive — 2.5%

Adient US, LLC

Term Loan, Maturing April 25, 2024(5)		7,700	$7,700,000

American Axle and Manufacturing, Inc.

Term Loan, 4.77%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		37,952	37,560,188

Apro, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,876	2,897,402

Chassix, Inc.

Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		9,016	9,027,145

CS Intermediate Holdco 2, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		5,149	5,052,855

Dayco Products, LLC

Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,484	11,340,775

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	5,650	6,334,401

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		9,717	$9,556,067

L&W, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,404	9,380,428

Panther BF Aggregator 2 L.P.

Term Loan, Maturing March 18, 2026(5)		39,850	40,023,347

Tenneco, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		37,980	37,109,429

Thor Industries, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		19,241	18,940,136

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,744	8,691,244

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		16,580	16,475,759

Tower Automotive Holdings USA, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		12,552	12,442,200

Visteon Corporation

Term Loan, 4.25%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,217	2,189,394

			$234,720,770

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,108	$4,102,840

Flavors Holdings, Inc.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		13,396	12,827,115

Term Loan - Second Lien, 12.60%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,415,000

			$19,344,955

Brokerage / Securities Dealers / Investment Houses — 0.3%

Advisor Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		7,040	$7,057,224

Aretec Group, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		14,189	14,112,573

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)

OZ Management L.P.

Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		2,416	$2,419,020

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 10.08%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,838,000

			$27,426,817

Building and Development — 2.5%

American Builders & Contractors Supply Co., Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		27,980	$27,770,416

Brookfield Property REIT, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		11,119	10,902,146

Capital Automotive L.P.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,768	4,764,424

Core & Main L.P.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		11,104	11,149,160

CPG International, Inc.

Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		15,341	15,328,329

Delachaux Group S.A.

Term Loan, Maturing March 28, 2026(5)	EUR	4,050	4,581,661

Term Loan, Maturing March 28, 2026(5)		5,100	5,092,034

DTZ U.S. Borrower, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		54,538	54,663,408

Henry Company, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		5,149	5,158,197

NCI Building Systems, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,751	9,647,274

Quikrete Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		37,680	37,529,089

RE/MAX International, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,315	21,341,147

Realogy Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,768	10,542,738

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Summit Materials Companies I, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,530	$2,530,978

Werner FinCo L.P.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,329	8,089,411

WireCo WorldGroup, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,829	7,852,750

			$236,943,162

Business Equipment and Services — 8.2%

Acosta Holdco, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		8,736	$3,794,735

Adtalem Global Education, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,516	4,510,230

AlixPartners, LLP

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		20,950	21,010,073

Altran Technologies S.A.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,290,708

AppLovin Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		26,228	26,326,606

ASGN Incorporated

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,481	5,485,516

Belfor Holdings, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		5,250	5,308,931

Blitz F18-675 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	9,325	10,524,837

Bracket Intermediate Holding Corp.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		10,945	10,931,319

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.82%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		5,920	5,827,069

Camelot UK Holdco Limited

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		18,944	18,944,351

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Ceridian HCM Holding, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		17,562	$17,671,511

Change Healthcare Holdings, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		65,215	65,279,155

Crossmark Holdings, Inc.

DIP Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing May 15, 2019		3,003	3,004,738

Term Loan, 0.00%, Maturing December 20, 2019(6)		35,294	11,205,818

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		23,854	23,821,500

Deerfield Dakota Holding, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		13,934	13,832,210

EAB Global, Inc.

Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		14,454	14,345,595

Education Management, LLC

Revolving Loan, 0.00%, Maturing March 31, 2020(2)(3)(6)		10,413	1,964,928

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		6,666	0

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		8,335	1,572,853

EIG Investors Corp.

Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		49,901	50,000,909

Garda World Security Corporation

Term Loan, 6.12%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		15,407	15,416,979

Term Loan, 6.36%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	14,220	10,507,971

Gartner, Inc.

Term Loan, 3.98%, (1 mo. USD LIBOR + 1.50%), Maturing March 20, 2022		2,700	2,710,057

Global Payments, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		3,539	3,543,533

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		5,985	5,985,934

IG Investment Holdings, LLC

Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		32,461	32,501,605

IRI Holdings, Inc.

Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		19,751	19,668,200

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,925	$9,763,473

J.D. Power and Associates

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	13,021	12,955,943

KAR Auction Services, Inc.

Term Loan, 4.88%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	11,110	11,131,135

Kronos Incorporated

Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	66,792	67,005,666

KUEHG Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	36,318	36,399,597

Monitronics International, Inc.

Term Loan, 10.10%, (3 mo. USD LIBOR + 7.50%), Maturing September 30, 2022	20,530	19,169,541

PGX Holdings, Inc.

Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	10,117	9,762,549

Ping Identity Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	6,228	6,251,292

Pre-Paid Legal Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	5,092	5,083,636

Prime Security Services Borrower, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	10,638	10,668,177

Red Ventures, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	16,897	16,984,038

ServiceMaster Company

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	3,386	3,396,120

SMG Holdings, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	2,673	2,662,976

Solera, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	25,129	25,181,760

Spin Holdco, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	45,161	44,746,570

Trans Union, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023	9,823	9,843,283

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Trans Union, LLC (continued)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,186	$5,196,075

Ultimate Software Group, Inc. (The)

Term Loan, Maturing March 15, 2026(5)		18,275	18,434,906

Vestcom Parent Holdings, Inc.

Term Loan, 6.51%, (USD LIBOR + 4.00%), Maturing December 19, 2023(4)		8,454	8,115,768

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,532	1,493,336

West Corporation

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,920	3,757,260

Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		15,856	15,394,489

ZPG PLC

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	4,975	5,583,450

Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,675	11,192,893

			$784,161,804

Cable and Satellite Television — 4.3%

Altice France S.A.

Term Loan, 6.47%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		4,975	$4,900,375

Charter Communications Operating, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,264	34,392,724

CSC Holdings, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		28,216	28,180,466

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,042	13,042,312

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		17,258	17,279,663

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,803	10,718,311

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		22,916	22,342,977

Term Loan, 6.16%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,565	4,485,348

Telenet Financing USD, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		28,900	28,853,037

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Telenet International Finance S.a.r.l.

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	18,000	$20,145,142

Unitymedia Finance, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	1,499,583

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		18,775	18,766,194

Unitymedia Hessen GmbH & Co. KG

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	18,000	20,225,089

UPC Financing Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		21,188	21,220,011

Virgin Media Bristol, LLC

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,378,116

Virgin Media Investment Holdings Limited

Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	11,925	15,457,866

Ziggo Secured Finance B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	25,578,930

Ziggo Secured Finance Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		48,481	48,126,107

			$414,592,251

Chemicals and Plastics — 4.1%

Alpha 3 B.V.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		10,503	$10,482,945

Aruba Investments, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,795	3,800,155

Ashland, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		6,214	6,222,080

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		41,910	41,741,602

Caldic B.V.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	555,192

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,665,577

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,409	$7,264,246

Emerald Performance Materials, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		6,221	6,233,119

Term Loan - Second Lien, 10.23%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		5,000	4,912,500

Ferro Corporation

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,795	3,798,795

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,877	3,881,378

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,139	9,148,572

Flint Group GmbH

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,726	2,562,881

Flint Group US, LLC

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,493	15,503,331

Gemini HDPE, LLC

Term Loan, 5.09%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,779	9,803,102

H.B. Fuller Company

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,307	22,243,646

Hexion, Inc.

DIP Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing October 1, 2020		4,125	4,139,182

Ineos US Finance, LLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	28,798	32,095,953

Kraton Polymers, LLC

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	4,336,279

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,650	9,645,648

Messer Industries GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 1, 2026	EUR	4,275	4,799,340

Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		21,800	21,795,466

Momentive Performance Materials, Inc.

Term Loan, Maturing April 16, 2024(5)		4,925	4,945,005

Platform Specialty Products Corporation

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		8,379	8,394,711

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

PMHC II, Inc.

Term Loan, 6.16%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		4,158	$4,103,426

Polar US Borrower, LLC

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		11,347	11,417,195

PQ Corporation

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		25,037	25,059,654

Proampac PG Borrower, LLC

Term Loan, 6.11%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		8,441	8,299,958

Spectrum Holdings III Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		4,799	4,662,820

Starfruit Finco B.V.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	5,425	6,109,229

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		22,725	22,693,049

Tata Chemicals North America, Inc.

Term Loan, 5.38%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,667,757

Trinseo Materials Operating S.C.A.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		4,054	4,056,161

Tronox Finance, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		29,569	29,685,667

Univar, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		18,615	18,661,784

Venator Materials Corporation

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,260	4,275,994

Versum Materials, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		3,241	3,242,095

			$387,905,494

Clothing / Textiles — 0.0%(7)

Tumi, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		3,303	$3,304,237

			$3,304,237

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,716	$2,719,105

SGB-SMIT Management GmbH

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	6,506,092

			$9,225,197

Containers and Glass Products — 2.6%

Anchor Glass Container Corporation

Term Loan, 5.23%, (USD LIBOR + 2.75%), Maturing December 7, 2023(4)		5,548	$4,701,768

Berlin Packaging, LLC

Term Loan, 5.51%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		6,776	6,699,415

Berry Global, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	1,000,104

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		14,319	14,315,169

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,350	7,336,638

BWAY Holding Company

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		22,946	22,710,394

Consolidated Container Company, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		6,216	6,202,960

Flex Acquisition Company, Inc.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		38,378	37,782,136

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,443	17,175,313

Libbey Glass, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,288	9,310,250

Pelican Products, Inc.

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,022	7,004,383

Reynolds Group Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		58,242	58,469,962

Ring Container Technologies Group, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		2,289	2,281,862

Trident TPI Holdings, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		17,208	16,864,195

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Verallia Packaging S.A.S.

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	23,256	$26,064,033

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	6,850	7,676,564

			$245,595,146

Cosmetics / Toiletries — 0.3%

KIK Custom Products, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		25,180	$24,298,346

			$24,298,346

Drugs — 3.0%

Albany Molecular Research, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		10,305	$10,293,510

Alkermes, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		18,979	18,943,493

Amneal Pharmaceuticals, LLC

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		27,469	27,623,245

Arbor Pharmaceuticals, Inc.

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		26,367	23,796,372

Bausch Health Companies, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		63,879	64,143,920

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		39,424	39,176,970

Horizon Pharma, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		12,147	12,227,903

Jaguar Holding Company II

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		67,580	67,296,104

Mallinckrodt International Finance S.A.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		23,143	20,866,990

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		6,928	6,382,312

			$290,750,819

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.6%

Advanced Disposal Services, Inc.

Term Loan, 4.68%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		23,735	$23,827,039

EnergySolutions, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		17,671	16,699,556

GFL Environmental, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		17,770	17,656,760

			$58,183,355

Electronics / Electrical — 11.1%

Almonde, Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		34,690	$34,454,467

Applied Systems, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		36,996	37,031,089

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,345,215

Aptean, Inc.

Term Loan, Maturing March 29, 2026(5)		5,750	5,778,750

Avast Software B.V.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		7,655	7,691,112

Barracuda Networks, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		12,658	12,669,880

BMC Software Finance, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,441	3,894,425

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		35,262	35,094,132

Campaign Monitor Finance Pty. Limited

Term Loan, 9.75%, (3 mo. USD Prime + 4.25%), Maturing March 18, 2021		12,931	12,607,396

Carbonite, Inc.

Term Loan, 6.31%, (2 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		5,275	5,321,156

Celestica, Inc.

Term Loan, 4.60%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,690	4,548,876

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,414	4,369,798

Cohu, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		10,472	10,380,742

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

CommScope, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,850	$20,050,981

CPI International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		11,240	11,263,827

Cypress Semiconductor Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		10,284	10,285,533

Datto, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		3,925	3,969,156

DigiCert, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		20,719	20,767,138

Electro Rent Corporation

Term Loan, 7.58%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,750	13,818,583

Energizer Holdings, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		6,509	6,516,661

Entegris, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		2,843	2,840,208

Epicor Software Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,598	16,620,303

Exact Merger Sub, LLC

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,969	6,981,942

EXC Holdings III Corp.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		2,414	2,429,166

Flexera Software, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing February 26, 2025		11,238	11,228,671

GlobalLogic Holdings, Inc.

Term Loan, 3.25%, Maturing August 1, 2025(2)		450	452,801

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,134	3,153,761

Go Daddy Operating Company, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024		58,608	58,776,725

GTCR Valor Companies, Inc.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,955	3,328,830

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Hyland Software, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		41,721	$42,003,795

Infoblox, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,364	17,461,529

Infor (US), Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		84,472	84,577,359

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	1,006	1,134,142

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		47,007	47,217,147

Lattice Semiconductor Corporation

Term Loan, 6.72%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		2,971	2,990,030

MA FinanceCo., LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		37,990	37,883,646

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,679	5,655,203

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,315	18,313,263

Marcel LUX IV S.a.r.l.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 15, 2026	EUR	2,650	2,965,429

Term Loan, 5.89%, (3 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		3,250	3,241,875

Microchip Technology Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		5,385	5,402,141

Mirion Technologies, Inc.

Term Loan, 6.59%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		4,125	4,155,937

MKS Instruments, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026		4,025	4,036,318

MTS Systems Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		846	845,904

Prometric Holdings, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,341	3,331,854

Renaissance Holding Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		17,309	17,136,182

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Renaissance Holding Corp. (continued)

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	$2,088,000

Seattle Spinco, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	38,351	38,190,980

SGS Cayman L.P.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,123	1,100,442

SkillSoft Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	61,111	51,562,486

SolarWinds Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	27,153	27,196,955

Southwire Company

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	4,833	4,818,358

Sparta Systems, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,448	3,137,225

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	18,752	18,797,359

SS&C Technologies, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	2,761	2,767,034

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	26,233	26,296,355

SurveyMonkey, Inc.

Term Loan, 6.19%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	13,453	13,351,701

Sutherland Global Services, Inc.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	4,824	4,727,442

Tibco Software, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	24,662	24,727,095

TriTech Software Systems

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	2,294	2,291,382

TTM Technologies, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	3,187	3,188,965

Uber Technologies

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	49,525	49,560,914

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Uber Technologies (continued)

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		30,382	$30,572,205

Ultra Clean Holdings, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		11,060	10,894,100

VeriFone Systems, Inc.

Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		11,443	11,445,361

Veritas Bermuda, Ltd.

Term Loan, 7.01%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		24,122	22,674,440

Vero Parent, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		18,076	18,007,884

Wall Street Systems Delaware, Inc.

Term Loan, 4.00%, (6 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	1,544	1,733,181

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,713	7,645,475

Western Digital Corporation

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,406	11,323,929

			$1,056,122,346

Equipment Leasing — 0.6%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		51,631	$51,690,904

IBC Capital Limited

Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,930	6,856,369

			$58,547,273

Financial Intermediaries — 3.2%

Blackstone Mortgage Trust, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 8, 2026		4,125	$4,135,312

Citco Funding, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		33,380	33,421,573

Clipper Acquisitions Corp.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,134	13,133,750

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		34,065	21,759,312

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Donnelley Financial Solutions, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		2,237	$2,228,754

EIG Management Company, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,995	3,005,980

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,300	10,486,294

Focus Financial Partners, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		17,824	17,905,681

Fortress Investment Group, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		10,678	10,741,818

Franklin Square Holdings L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,492	6,516,559

Freedom Mortgage Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		34,742	34,980,919

Greenhill & Co., Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		13,450	13,466,812

GreenSky Holdings, LLC

Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		15,766	15,864,286

Guggenheim Partners, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		36,753	36,913,621

Harbourvest Partners, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		15,138	15,176,211

Jefferies Finance, LLC

Term Loan, 5.13%, (1 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		1,970	1,957,687

LPL Holdings, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		16,276	16,296,004

MIP Delaware, LLC

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,556,535

Ocwen Loan Servicing, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		2,731	2,741,385

Sesac Holdco II, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,375	10,228,403

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

StepStone Group L.P.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,905	$6,913,882

Victory Capital Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		3,942	3,947,352

Virtus Investment Partners, Inc.

Term Loan, 4.87%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		6,764	6,778,829

Walker & Dunlop, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		12,269	12,269,243

			$302,426,202

Food Products — 3.7%

Alphabet Holding Company, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		36,372	$34,106,730

Badger Buyer Corp.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,004	4,872,474

CHG PPC Parent, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		3,672	3,679,011

Del Monte Foods, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,245	20,323,485

Dole Food Company, Inc.

Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		9,110	8,977,301

Froneri International, Ltd.

Term Loan, 2.13%, (6 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	19,850	22,226,658

Hearthside Food Solutions, LLC

Term Loan, 6.17%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,277	10,077,982

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,736	5,701,567

High Liner Foods Incorporated

Term Loan, 5.85%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)		14,550	12,876,803

HLF Financing S.a.r.l.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		16,268	16,349,591

Jacobs Douwe Egberts International B.V.

Term Loan, 4.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		29,951	30,044,020

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

JBS USA Lux S.A.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		78,509	$78,642,352

Term Loan, Maturing April 25, 2026(5)		54,500	54,684,919

Nomad Foods Europe Midco Limited

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		16,909	16,882,089

Post Holdings, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		5,373	5,376,859

Refresco Group B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,668,277

Term Loan, 4.87%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	1,500	1,941,025

Restaurant Technologies, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		9,327	9,396,575

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,620,247

			$357,447,965

Food Service — 1.8%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		79,488	$79,488,346

Aramark Services, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,606	9,610,430

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,419	7,270,559

Dhanani Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		7,270	7,206,449

Froneri International, Ltd.

Term Loan, 3.48%, (1 mo. GBP LIBOR + 2.75%), Maturing January 31, 2025	GBP	12,010	15,613,662

IRB Holding Corp.

Term Loan, 5.72%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		25,438	25,422,098

KFC Holding Co.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		6,695	6,709,112

NPC International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		6,674	5,589,364

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)

US Foods, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		12,266	$12,264,943

Welbilt, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		5,727	5,690,819

			$174,865,782

Food / Drug Retailers — 0.9%

Albertsons, LLC

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		5,062	$5,076,492

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		46,662	46,778,228

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		12,474	12,489,593

Diplomat Pharmacy, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,297	5,038,296

Holland & Barrett International

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	4,515,824

Term Loan, 6.09%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	10,265,987

			$84,164,420

Health Care — 8.2%

Acadia Healthcare Company, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,038	$3,041,694

ADMI Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		17,108	17,022,417

Akorn, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,825	15,552,456

Alliance Healthcare Services, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		8,913	8,968,203

Term Loan - Second Lien, 12.48%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,533,188

Argon Medical Devices, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,079	7,107,996

Athletico Management, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		4,888	4,899,969

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Avantor, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		17,278	$17,385,979

BioClinica, Inc.

Term Loan, 6.81%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,660	9,753,748

BW NHHC Holdco, Inc.

Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,712	11,360,155

Carestream Dental Equipment, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,112	5,943,859

CHG Healthcare Services, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		29,050	29,104,149

Concentra, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		10,485	10,511,062

CPI Holdco, LLC

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		11,219	11,232,888

CryoLife, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,505	5,523,662

CTC AcquiCo GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	11,928	13,207,518

Elsan SAS

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing October 31, 2022	EUR	8,500	9,608,081

Envision Healthcare Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		57,705	55,849,974

Equian, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		7,618	7,614,981

Gentiva Health Services, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		23,935	24,039,304

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		42,689	42,802,804

Hanger, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		12,029	12,058,571

Inovalon Holdings, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		16,059	16,085,308

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

IQVIA, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	9,675	$9,689,419

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	9,500	9,515,863

Kinetic Concepts, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,363	27,478,916

KUEHG Corp.

Term Loan - Second Lien, 10.85%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,425,000

Medical Solutions, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	8,365	8,365,129

MPH Acquisition Holdings, LLC

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	43,198	42,840,067

National Mentor Holdings, Inc.

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	308	309,684

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	4,967	4,985,920

Navicure, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	8,797	8,775,440

One Call Corporation

Term Loan, 7.72%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	20,538	17,906,999

Ortho-Clinical Diagnostics SA

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	48,973	48,138,952

Parexel International Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	21,498	21,108,598

Phoenix Guarantor, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing February 8, 2026	19,342	19,456,517

Term Loan, 0.50%, Maturing February 12, 2026(2)	1,758	1,768,774

Press Ganey Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	6,546	6,555,632

Prospect Medical Holdings, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	13,291	12,509,918

R1 RCM, Inc.

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	6,724	6,724,188

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Radiology Partners Holdings, LLC

Term Loan, 7.36%, (USD LIBOR + 4.75%), Maturing June 21, 2025(4)	5,312	$5,338,212

RadNet, Inc.

Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing June 30, 2023(4)	16,227	16,277,698

Select Medical Corporation

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	20,250	20,300,439

Sotera Health Holdings, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	12,324	12,281,500

Surgery Center Holdings, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	18,789	18,584,546

Syneos Health, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	2,806	2,802,663

Team Health Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	36,285	34,153,068

Tecomet, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,572	8,581,243

U.S. Anesthesia Partners, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	14,771	14,789,195

Verscend Holding Corp.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	22,569	22,752,373

Viant Medical Holdings, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	5,696	5,719,514

VVC Holding Corp.

Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	21,550	21,718,349

Wink Holdco, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	3,239	3,198,316

		$781,260,098

Home Furnishings — 0.6%

Bright Bidco B.V.

Term Loan, 6.06%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	18,293	$13,856,658

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings (continued)

Serta Simmons Bedding, LLC

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		56,260	$41,187,108

			$55,043,766

Industrial Equipment — 3.8%

AI Alpine AT Bidco GmbH

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2025	EUR	5,500	$6,154,664

Altra Industrial Motion Corp.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,126	9,126,000

Apex Tool Group, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		20,785	20,597,542

Carlisle Foodservice Products, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		5,552	5,426,867

Clark Equipment Company

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		21,239	21,187,697

CPM Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		4,040	4,039,875

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,986	3,327,712

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,464	8,319,280

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		12,083	12,068,281

DXP Enterprises, Inc.

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,713	5,727,282

Engineered Machinery Holdings, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,464	9,262,763

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		3,591	3,586,511

EWT Holdings III Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,166	28,306,488

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,381	4,941,090

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		16,233	16,290,205

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,237	$7,025,184

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		8,275	8,302,695

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,482	10,623,082

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		25,620	25,700,377

Hayward Industries, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		436	436,256

LTI Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,871	5,797,119

Milacron, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		21,989	21,824,075

Minimax GmbH & Co. KG

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,458	3,905,081

Quimper AB

Term Loan, Maturing February 13, 2026(5)	EUR	934	1,053,409

Term Loan, Maturing February 13, 2026(5)	EUR	19,291	21,756,203

Rexnord, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		9,776	9,800,039

Robertshaw US Holding Corp.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		22,819	21,478,124

Shape Technologies Group, Inc.

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		7,007	6,936,905

Tank Holding Corp.

Term Loan, 6.69%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		5,325	5,370,928

Titan Acquisition Limited

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,234	34,943,164

Wittur GmbH

Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	16,176,357

			$359,491,255

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance — 2.5%

Alliant Holdings I, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		12,531	$12,337,887

AmWINS Group, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		36,781	36,778,017

Asurion, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		23,808	23,926,873

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		28,236	28,377,201

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,233	2,243,359

Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	30,221,953

Financiere CEP S.A.S.

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,725	6,429,190

Hub International, Limited.

Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing April 25, 2025(4)		33,835	33,541,999

NFP Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		34,375	33,984,647

Sedgwick Claims Management Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		2,469	2,465,341

USI, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		28,469	28,284,367

			$238,590,834

Leisure Goods / Activities / Movies — 4.2%

AMC Entertainment Holdings, Inc.

Term Loan, Maturing April 22, 2026(5)		20,275	$20,350,930

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing February 26, 2026	EUR	38,425	43,124,438

Ancestry.com Operations, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,375	47,552,333

Bombardier Recreational Products, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		43,773	43,535,762

CDS U.S. Intermediate Holdings, Inc.

Term Loan, 6.29%, (USD LIBOR + 3.75%), Maturing July 8, 2022(4)		8,358	8,119,456

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

ClubCorp Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		20,148	$19,624,581

Crown Finance US, Inc.

Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	9,603	10,734,185

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		21,632	21,569,765

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		30,135	29,758,574

Emerald Expositions Holding, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		18,743	18,625,447

Etraveli Holding AB

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,800	9,897,840

Lindblad Expeditions, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		484	487,170

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		1,935	1,948,681

Live Nation Entertainment, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		36,923	36,969,620

Match Group, Inc.

Term Loan, 5.04%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,116	7,151,203

Sabre GLBL, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		990	989,975

SeaWorld Parks & Entertainment, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		16,176	16,179,352

SRAM, LLC

Term Loan, 5.33%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		19,745	19,844,186

Steinway Musical Instruments, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,776	9,647,937

Travel Leaders Group, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,315	11,420,573

UFC Holdings, LLC

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2026		19,030	19,117,249

			$396,649,257

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 4.1%

Aimbridge Acquisition Co., Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		3,050	$3,068,986

Aristocrat Technologies, Inc.

Term Loan, 4.34%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		14,979	14,972,041

Azelis Finance S.A.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	2,600	2,938,943

Boyd Gaming Corporation

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		4,548	4,555,774

Churchill Downs Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,456	3,462,730

CityCenter Holdings, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		37,137	37,143,252

Eldorado Resorts, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,596	11,608,553

ESH Hospitality, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		15,394	15,378,378

Four Seasons Hotels Limited

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,746	6,753,048

Golden Nugget, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		28,414	28,518,361

GVC Holdings PLC

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,575	18,635,072

Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,500	9,784,892

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		12,474	12,484,391

Hanjin International Corp.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,614,688

Hilton Worldwide Finance, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		36,185	36,358,720

Hospitality Investors Trust

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2020		5,100	5,100,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Las Vegas Sands, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		16,999	$17,001,703

MGM Growth Properties Operating Partnership L.P.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		28,881	28,907,279

Playa Resorts Holding B.V.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		27,941	27,556,448

Richmond UK Bidco Limited

Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,809	3,500,494

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	12,702,747

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		52,398	52,712,265

VICI Properties 1, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		22,293	22,282,035

Wyndham Hotels & Resorts, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		9,353	9,354,674

			$390,395,474

Nonferrous Metals / Minerals — 0.7%

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		582	$480,865

Dynacast International, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		13,228	13,210,897

Murray Energy Corporation

Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		21,926	17,577,269

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(6)		2,878	12,590

Oxbow Carbon, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		6,914	6,965,918

Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,563,750

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	16,824,008

			$63,635,297

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 1.9%

Ameriforge Group, Inc.

Term Loan, 9.60%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	21,553	$21,553,248

Apergy Corporation

Term Loan, 5.03%, (USD LIBOR + 2.50%), Maturing May 9, 2025(4)	809	809,469

Centurion Pipeline Company, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	3,217	3,231,012

CITGO Petroleum Corporation

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 29, 2021	15,519	15,525,221

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024	27,300	27,317,063

Delek US Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	5,277	5,281,120

Fieldwood Energy, LLC

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	26,006	25,214,591

McDermott Technology Americas, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	14,157	14,045,514

MEG Energy Corp.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9,484	9,448,593

Prairie ECI Acquiror L.P.

Term Loan, 7.37%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	9,550	9,669,375

PSC Industrial Holdings Corp.

Term Loan, 6.22%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	8,014	7,964,022

Sheridan Investment Partners II L.P.

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	933	685,457

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,501	1,837,956

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	17,976	13,212,519

Sheridan Production Partners I, LLC

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,412	1,094,119

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,311	1,791,272

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17,443	13,518,196

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Ultra Resources, Inc.

Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2024		15,825	$13,503,995

			$185,702,742

Publishing — 0.9%

Ascend Learning, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		13,850	$13,821,565

Canyon Valor Companies, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		21,186	21,183,744

Getty Images, Inc.

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,480,794

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,945	11,930,131

Harland Clarke Holdings Corp.

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		11,548	10,182,665

LSC Communications, Inc.

Term Loan, 7.93%, (1 Week USD LIBOR + 5.50%), Maturing September 30, 2022		8,891	8,924,743

Multi Color Corporation

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022		3,220	3,211,998

ProQuest, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing October 24, 2021		14,051	14,068,311

Tweddle Group, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		2,357	2,247,379

			$90,051,330

Radio and Television — 2.1%

ALM Media Holdings, Inc.

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020		8,187	$7,782,945

AP NMT Acquisition B.V.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		3,724	3,725,520

CBS Radio, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024		9,933	9,941,901

Cumulus Media New Holdings, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022		20,699	20,521,492

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

E.W. Scripps Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,112	$4,016,421

Term Loan, Maturing April 3, 2026(5)	3,275	3,283,188

Entravision Communications Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,943	9,532,612

Gray Television, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	5,810	5,807,588

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,052	9,089,083

Hubbard Radio, LLC

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	11,887	11,881,810

iHeartCommunications, Inc.

Term Loan, 0.00%, Maturing July 30, 2019(6)	5,384	3,990,737

Term Loan, 0.00%, Maturing January 30, 2020(6)	33,740	25,122,060

Mission Broadcasting, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,319	4,308,133

Nexstar Broadcasting, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	22,956	22,898,310

Sinclair Television Group, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,149	14,166,928

Univision Communications, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	44,851	43,245,957

		$199,314,685

Retailers (Except Food and Drug) — 1.9%

Ascena Retail Group, Inc.

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	14,167	$12,237,150

Bass Pro Group, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,510	12,512,627

BJ’s Wholesale Club, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	13,416	13,495,391

CDW, LLC

Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	15,837	15,880,054

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Coinamatic Canada, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	268	$261,527

David’s Bridal, Inc.

Term Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	3,232	3,296,948

Term Loan, 10.48%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	11,695	10,233,263

Global Appliance, Inc.

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	2,718	2,719,759

Go Wireless, Inc.

Term Loan, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,623	2,583,986

Harbor Freight Tools USA, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,841	5,814,873

Hoya Midco, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,825	13,747,584

J. Crew Group, Inc.

Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	25,889	20,007,037

LSF9 Atlantis Holdings, LLC

Term Loan, 8.47%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,120	11,575,048

PetSmart, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing March 11, 2022	43,627	42,176,867

PFS Holding Corporation

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	9,928	3,424,988

Pier 1 Imports (U.S.), Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,406	4,185,642

Radio Systems Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,667	4,631,873

		$178,784,617

Steel — 1.0%

Atkore International, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	18,991	$19,026,533

GrafTech Finance, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	27,502	27,535,845

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)

Neenah Foundry Company

Term Loan, 9.05%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,112	$8,030,726

Phoenix Services International, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,727	9,749,044

Zekelman Industries, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	29,595	29,628,275

		$93,970,423

Surface Transport — 0.5%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	3,269	$3,290,942

Agro Merchants NAI Holdings, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	11,350	11,364,193

Avis Budget Car Rental, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,687	5,639,017

Kenan Advantage Group, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,811	1,787,142

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	6,535	6,463,176

Stena International S.a.r.l.

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	16,849	16,669,771

XPO Logistics, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,262,530

		$49,476,771

Telecommunications — 5.0%

CenturyLink, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	73,415	$73,070,824

Ciena Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025	13,109	13,145,988

Colorado Buyer, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	16,488	16,075,708

Digicel International Finance Limited

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	14,575	13,099,115

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

eircom Finco S.a.r.l.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	31,950	$35,837,933

Term Loan, Maturing April 23, 2026(5)	EUR	6,000	6,738,015

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	18,084,480

Global Eagle Entertainment, Inc.

Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		20,304	19,009,890

Intelsat Jackson Holdings S.A.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		30,250	30,160,188

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,794	20,001,893

IPC Corp.

Term Loan, 7.09%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	9,620,230

Level 3 Financing, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		35,850	35,924,676

Onvoy, LLC

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,765	11,168,937

Plantronics, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		14,935	14,847,750

SBA Senior Finance II, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		32,904	32,754,820

Sprint Communications, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		61,468	59,777,390

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		9,426	9,304,539

Syniverse Holdings, Inc.

Term Loan, 7.47%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,286	10,753,436

Telesat Canada

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		45,990	45,951,115

Zayo Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		4,000	4,005,312

			$479,332,239

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 1.7%

Brookfield WEC Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	28,553	$28,763,134

Calpine Construction Finance Company L.P.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	2,635	2,637,960

Calpine Corporation

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023	2,990	2,997,987

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	34,572	34,665,871

Dayton Power & Light Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	5,425	5,438,688

Granite Acquisition, Inc.

Term Loan, 6.09%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	37,219	37,368,202

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,686	1,692,567

Lightstone Holdco, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	871	867,886

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	15,439	15,387,623

Longview Power, LLC

Term Loan, 8.59%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	4,692	4,199,508

Talen Energy Supply, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	6,134	6,152,148

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	11,102	11,128,159

Vistra Operations Company, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 14, 2023	2,481	2,491,042

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	12,580	12,614,004

		$166,404,779

Total Senior Floating-Rate Loans (identified cost $8,856,336,331)		$8,629,137,911

Corporate Bonds & Notes — 2.9%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

6.25%, 3/15/26(9)	5,275	$5,505,781

		$5,505,781

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(9)		4,325	$4,525,248

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	6,788,992

			$11,314,240

Business Equipment and Services — 0.1%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)		7,900	$7,939,500

5.75%, 4/15/26(9)		7,900	8,008,625

			$15,948,125

Cable and Satellite Television — 0.1%

Virgin Media Secured Finance PLC

5.25%, 1/15/26(9)		4,635	$4,732,150

Ziggo B.V.

5.50%, 1/15/27(9)		2,000	2,005,000

			$6,737,150

Chemicals and Plastics — 0.2%

Hexion, Inc.

6.625%, 4/15/20(6)		16,525	$13,178,687

PQ Corp.

6.75%, 11/15/22(9)		4,000	4,155,000

			$17,333,687

Containers and Glass Products — 0.2%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20		14,537	$14,598,397

6.097%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		9,925	9,987,031

			$24,585,428

Drugs — 0.6%

Bausch Health Companies, Inc.

6.50%, 3/15/22(9)		11,092	$11,494,085

7.00%, 3/15/24(9)		14,419	15,230,069

5.50%, 11/1/25(9)		19,675	20,209,963

Par Pharmaceutical, Inc.

7.50%, 4/1/27(9)		7,500	7,798,500

			$54,732,617

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Entertainment — 0.1%

Vue International Bidco PLC

4.94%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(10)	EUR	8,625	$9,671,561

			$9,671,561

Food Products — 0.0%(7)

Iceland Bondco PLC

5.071%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,181	$1,541,134

			$1,541,134

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)		12,550	$9,684,835

			$9,684,835

Health Care — 0.6%

Avantor, Inc.

6.00%, 10/1/24(9)		13,105	$13,707,011

CHS/Community Health Systems, Inc.

5.125%, 8/1/21		7,500	7,425,000

6.25%, 3/31/23		16,650	16,275,375

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(9)		10,550	11,225,859

Tenet Healthcare Corp.

6.00%, 10/1/20		2,500	2,593,750

4.375%, 10/1/21		4,700	4,776,375

			$56,003,370

Leisure Goods / Activities / Movies — 0.1%

National CineMedia, LLC

6.00%, 4/15/22		5,250	$5,315,625

			$5,315,625

Oil and Gas — 0.1%

CITGO Petroleum Corp.

6.25%, 8/15/22(9)		11,500	$11,514,375

			$11,514,375

Radio and Television — 0.1%

iHeartCommunications, Inc.

9.00%, 12/15/19(6)		8,994	$6,700,530

Univision Communications, Inc.

5.125%, 2/15/25(9)		5,500	5,190,625

			$11,891,155

Security	Principal Amount* (000’s omitted)	Value

Telecommunications — 0.2%

CommScope, Inc.

6.00%, 3/1/26(9)	10,575	$11,222,719

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)	6,325	6,342,836

		$17,565,555

Utilities — 0.2%

Calpine Corp.

6.00%, 1/15/22(9)	3,000	$3,041,250

5.875%, 1/15/24(9)	5,000	5,112,500

5.25%, 6/1/26(9)	10,925	10,979,625

		$19,133,375

Total Corporate Bonds & Notes (identified cost $283,686,343)		$278,478,013

Asset-Backed Securities — 2.8%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,429,778

Series 2018-1A, Class E, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	2,883,785

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.877%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	3,412,475

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 9.507%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	4,938,247

Apidos CLO XX

Series 2015-20A, Class DR, 8.301%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	2,251,384

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 5.997%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,506,390

Series 2016-40A, Class DR, 8.947%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	3,431,528

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 5.592%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,461,237

Series 2018-49A, Class E, 8.292%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,306,530

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 5.584%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	$5,000	$4,855,425

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,780,024

Babson CLO, Ltd.

Series 2015-IA, Class DR, 5.192%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,407,058

Series 2016-1A, Class DR, 5.642%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,237,859

Series 2016-1A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	3,353,053

Series 2018-1A, Class C, 5.197%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,378,270

Bain Capital Credit CLO

Series 2018-1A, Class D, 5.292%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,851,440

Series 2018-1A, Class E, 7.942%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	2,779,620

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 5.522%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	4,837,730

Series 2018-5BA, Class D, 8.542%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	3,332,955

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 8.192%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	5,044,852

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,417,487

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 6.513%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,977,192

Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	2,232,937

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 5.483%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,398,890

Series 2018-1A, Class D, 8.233%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,450	4,168,424

BlueMountain CLO, Ltd.

Series 2016-3A, Class DR, 5.784%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,490,033

Series 2016-3A, Class ER, 8.634%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,425,270

Series 2018-1A, Class D, 5.633%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,405,505

Series 2018-1A, Class E, 8.533%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,909,089

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	$4,875	$4,529,246

Series 2016-1A, Class ER, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,710,760

Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	4,195,306

Series 2017-1A, Class E, 8.847%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	3,106,510

Canyon CLO, Ltd.

Series 2018-1A, Class D, 5.497%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,892,723

Series 2018-1A, Class E, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,565,321

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 6.097%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,501,930

Series 2012-3A, Class DR2, 9.097%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,465,813

Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	979,111

Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,994,349

Series 2014-4RA, Class C, 5.497%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,899,984

Series 2014-4RA, Class D, 8.247%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	3,304,031

Carlyle CLO, Ltd

Series C17A, Class CR, 5.383%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,857,605

Series C17A, Class DR, 8.583%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	3,328,309

Dryden CLO, Ltd.

Series 2018-55A, Class D, 5.447%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,458,441

Series 2018-55A, Class E, 7.997%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,866,585

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 5.784%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,949,774

Series 2015-41A, Class DR, 5.197%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,756,440

Series 2015-41A, Class ER, 7.897%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,173,616

Series 2016-42A, Class DR, 5.527%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,454,172

Series 2016-42A, Class ER, 8.147%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	3,283,601

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 9.242%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	$2,500	$2,423,276

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class D, 5.68%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,474,392

Series 2018-25A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	3,331,438

Golub Capital Partners CLO, Ltd.

Series 2015-22A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,500	2,345,726

Series 2018-37A, Class D, 5.892%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,900,700

Series 2018-37A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	4,421,337

ICG US CLO, Ltd.

Series 2018-2A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,942,052

Series 2018-2A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,779,733

Madison Park Funding XXV, Ltd.

Series 2017-25A, Class D, 8.871%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	1,473,293

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 5.688%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,426,113

Series 2016-22A, Class ER, 8.648%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,863,247

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 8.192%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,837,609

Series 2018-30A, Class D, 6.411%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)	2,500	2,488,702

Series 2018-30A, Class E, 9.511%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)	1,000	1,002,444

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 10.144%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	900,243

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 5.788%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,444,750

Series 2013-2A, Class DRR, 8.438%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,000	2,870,820

Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,835,549

Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,839,886

Series 2018-2A, Class D, 8.201%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,864,635

Security	Principal Amount (000’s omitted)	Value

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 5.697%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	$2,500	$2,450,397

Series 2018-2A, Class D, 8.547%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,690,142

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,449,327

Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	4,293,995

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 9.08%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,811,222

Upland CLO, Ltd.

Series 2016-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,315,576

Series 2016-1A, Class DR, 8.492%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	4,389,328

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 5.792%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	2,419,443

Series 2018-9A, Class D, 8.842%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	3,333,113

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 5.842%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,872,640

Series 2018-10A, Class D, 8.782%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	4,727,265

Voya CLO, Ltd.

Series 2015-3A, Class CR, 5.742%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,435,755

Series 2015-3A, Class DR, 8.792%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	5,258,319

Series 2016-3A, Class CR, 5.851%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,962,850

Series 2016-3A, Class DR, 8.681%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	3,226,224

Series 2018-1A, Class C, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,767,165

Series 2018-2A, Class E, 7.847%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)	2,500	2,297,062

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,953,140

Series 2015-1A, Class DR, 8.092%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,336,823

Wind River CLO, Ltd.

Series 2013-1A, Class DR, 8.892%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	2,892,841

Total Asset-Backed Securities (identified cost $274,042,669)		$263,526,666

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Common Stocks — 1.3%
Security	Shares	Value

Aerospace and Defense — 0.3%

IAP Global Services, LLC(3)(11)(12)(13)	950	$12,034,533

IAP Global Services, LLC(3)(11)(12)(13)	1,627	15,458,046

		$27,492,579

Automotive — 0.0%(7)

Dayco Products, LLC(12)(13)	88,506	$3,263,659

		$3,263,659

Electronics / Electrical — 0.0%(7)

Answers Corp.(3)(12)(13)	906,100	$1,785,017

		$1,785,017

Health Care — 0.0%(7)

New Millennium Holdco, Inc.(12)(13)	421,318	$33,705

		$33,705

Nonferrous Metals / Minerals — 0.0%

ASP United/GHX Holding, LLC(3)(12)(13)	304,664	$0

		$0

Oil and Gas — 0.6%

AFG Holdings, Inc.(3)(12)(13)	498,342	$36,578,303

Fieldwood Energy, Inc.(12)(13)	51,241	1,793,435

Fieldwood Energy, Inc.(12)(13)	221,919	7,767,165

Samson Resources II, LLC, Class A(12)(13)	435,055	10,332,556

Southcross Holdings Group, LLC(3)(12)(13)	1,281	0

Southcross Holdings L.P., Class A(12)(13)	1,281	720,563

		$57,192,022

Publishing — 0.3%

ION Media Networks, Inc.(3)(13)	28,605	$22,805,622

Tweddle Group, Inc.(3)(12)(13)	19,500	781,365

		$23,586,987

Radio and Television — 0.1%

Cumulus Media, Inc., Class A(12)(13)	551,505	$9,993,271

Cumulus Media, Inc., Class B(12)(13)	93,069	1,582,173

		$11,575,444

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, Inc.(12)(13)	227,323	$1,420,769

		$1,420,769

Total Common Stocks (identified cost $56,119,082)		$126,350,182

Miscellaneous — 0.0%(7)
Security	Shares	Value

Oil and Gas — 0.0%(7)

Paragon Offshore Finance Company, Class A(12)(13)	42,177	$39,541

Paragon Offshore Finance Company, Class B(12)(13)	21,089	777,657

Total Miscellaneous (identified cost $458,685)		$817,198

Short-Term Investments — 3.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(14)	368,675,783	$368,675,783

Total Short-Term Investments (identified cost $368,673,115)		$368,675,783

Total Investments — 101.4% (identified cost $9,839,316,225)		$9,666,985,753

Less Unfunded Loan Commitments — (0.1)%		$(10,930,720)

Net Investments — 101.3% (identified cost $9,828,385,505)		$9,656,055,033

Other Assets, Less Liabilities — (1.3)%		$(121,854,722)

Net Assets — 100.0%		$9,534,200,311

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $471,140,941 or 4.9% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(11)	Affiliated company (see Note 9).

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	10,647,198	CAD	13,970,881	HSBC Bank USA, N.A.	5/31/19	$211,028	$—

USD	183,822,418	EUR	160,133,822	State Street Bank and Trust Company	5/31/19	3,780,753	—

USD	4,831,721	EUR	4,244,719	State Street Bank and Trust Company	5/31/19	59,298	—

GBP	4,000,000	USD	5,234,933	State Street Bank and Trust Company	6/28/19	—	(3,123)

USD	197,407,793	EUR	174,165,418	HSBC Bank USA, N.A.	6/28/19	1,111,554	—

USD	42,866,067	EUR	38,040,750	HSBC Bank USA, N.A.	6/28/19	—	(8,439)

USD	2,275,776	EUR	2,002,500	JPMorgan Chase Bank, N.A.	6/28/19	18,823	—

USD	152,421,593	EUR	135,605,796	Goldman Sachs International	7/31/19	—	(839,841)

USD	74,120,199	GBP	57,096,351	State Street Bank and Trust Company	7/31/19	—	(680,189)

						$5,181,456	$(1,531,592)

Abbreviations:

CIDOR	–	Canada Three Month Interbank Rate

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investments —

Unaffiliated investments, at value (identified cost, $9,457,366,982)	$9,259,886,671

Affiliated investment fund, at value (identified cost, $368,673,115)	368,675,783

Affiliated companies, at value (identified cost, $2,345,408)	27,492,579

Total Investments, at value (identified cost, $9,828,385,505)	$9,656,055,033

Cash	$35,604,888

Deposits for derivatives collateral — forward foreign currency exchange contracts	3,940,016

Foreign currency, at value (identified cost, $534,267)	533,512

Interest receivable	27,317,206

Dividends receivable from affiliated investment fund	625,667

Receivable for investments sold	24,647,114

Receivable for open forward foreign currency exchange contracts	5,181,456

Prepaid expenses	1,730,190

Total assets	$9,755,635,082

Liabilities

Cash collateral due to brokers	$3,940,016

Payable for investments purchased	210,573,149

Payable for open forward foreign currency exchange contracts	1,531,592

Payable to affiliates:

Investment adviser fee	3,836,816

Trustees’ fees	9,087

Accrued expenses	1,544,111

Total liabilities	$221,434,771

Commitments and contingencies (Note 11)

Net Assets applicable to investors’ interest in Portfolio	$9,534,200,311

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income	$276,872,657

Dividends	4,199,935

Dividends from affiliated investment fund	4,878,888

Total investment income	$285,951,480

Expenses

Investment adviser fee	$24,592,001

Trustees’ fees and expenses	54,878

Custodian fee	1,136,481

Legal and accounting services	544,382

Interest expense and fees	1,533,846

Miscellaneous	201,182

Total expenses	$28,062,770

Net investment income	$257,888,710

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(65,490,910)

Investment transactions — affiliated investment fund	(15,739)

Foreign currency transactions	1,631,890

Forward foreign currency exchange contracts	27,342,847

Net realized loss	$(36,531,912)

Change in unrealized appreciation (depreciation) —

Investments	$(83,760,955	)(1)

Investments — affiliated investment fund	83,201

Foreign currency	(617,268)

Forward foreign currency exchange contracts	(14,274,115)

Net change in unrealized appreciation (depreciation)	$(98,569,137)

Net realized and unrealized loss	$(135,101,049)

Net increase in net assets from operations	$122,787,661

(1)	Includes net change in unrealized appreciation (depreciation) from affiliated companies of $2,029,496 (see Note 9).

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$257,888,710	$459,768,237

Net realized gain (loss)	(36,531,912)	99,520,159

Net change in unrealized appreciation (depreciation)	(98,569,137)	(50,513,978)

Net increase in net assets from operations	$122,787,661	$508,774,418

Capital transactions —

Contributions	$120,668,294	$1,754,720,809

Withdrawals	(2,217,274,983)	(561,884,656)

Portfolio transaction fee	5,630,324	4,812,064

Net increase (decrease) in net assets from capital transactions	$(2,090,976,365)	$1,197,648,217

Net increase (decrease) in net assets	$(1,968,188,704)	$1,706,422,635

Net Assets

At beginning of period	$11,502,389,015	$9,795,966,380

At end of period	$9,534,200,311	$11,502,389,015

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.55	%(2)	0.54%	0.56%	0.58%	0.55%	0.52%

Net investment income	5.10	%(2)	4.38%	4.07%	4.58%	4.27%	3.89%

Portfolio Turnover	7	%(3)	30%	42%	27%	19%	34%

Total Return	1.56	%(3)	5.05%	5.69%	7.10%	0.56%	2.23%

Net assets, end of period (000’s omitted)	$9,534,200		$11,502,389	$9,795,966	$8,205,738	$9,936,014	$13,901,215

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating-Rate NextShares held an interest of 86.5%, 13.4% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

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April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the

49

Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $24,592,001 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $730,517,622 and $2,254,497,009, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,829,526,002

Gross unrealized appreciation	$113,998,031

Gross unrealized depreciation	(283,819,136)

Net unrealized depreciation	$(169,821,105)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

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Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $1,531,592. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$5,181,456	(1)	$(1,531,592	)(2)

Total Derivatives subject to master netting or similar agreements	$5,181,456		$(1,531,592)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liablities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$1,322,582	$(8,439)	$(1,314,143)	$—	$—

JPMorgan Chase Bank, N.A.	18,823	—	—	—	18,823

State Street Bank and Trust Company	3,840,051	(683,312)	(3,156,739)	—	—

	$5,181,456	$(691,751)	$(4,470,882)	$—	$18,823

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Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(839,841)	$—	$—	$—	$(839,841)

HSBC Bank USA, N.A.	(8,439)	8,439	—	—	—

State Street Bank and Trust Company	(683,312)	683,312	—	—	—

	$(1,531,592)	$691,751	$—	$—	$(839,841)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$27,342,847	$(14,274,115)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately $765,871,000.

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $875 million unsecured credit facility with a group of banks, which is in effect through March 9, 2020. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $638,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2019 is $1,043,747 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

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Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2019, the value of the Portfolio’s investment in affiliated companies was $27,492,579, which represents 0.29% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the six months ended April 30, 2019 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)

Common Stock*

IAP Global Services, LLC(1)(2)(3)	2,577	—	—	2,577	$27,492,579	$—	$—	$2,029,496

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Eaton Vance

Floating Rate Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,588,538,610	$29,668,581	$8,618,207,191

Corporate Bonds & Notes	—	278,478,013	—	278,478,013

Asset-Backed Securities	—	263,526,666	—	263,526,666

Common Stocks	9,993,271	26,914,025	89,442,886	126,350,182

Miscellaneous	—	817,198	—	817,198

Short-Term Investments	—	368,675,783	—	368,675,783

Total Investments	$9,993,271	$9,526,950,295	$119,111,467	$9,656,055,033

Forward Foreign Currency Exchange Contracts	$—	$5,181,456	$—	$5,181,456

Total	$9,993,271	$9,532,131,751	$119,111,467	$9,661,236,489

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,531,592)	$—	$(1,531,592)

Total	$—	$(1,531,592)	$—	$(1,531,592)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.11% of net assets at April 30, 2019). In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. The Portfolio does not anticipate that it will suffer any loss to the Portfolio’s net asset value as a result of the settlement. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

54

Eaton Vance

Floating-Rate Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

55

Eaton Vance

Floating-Rate Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

56

Eaton Vance

Floating-Rate Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

57

Eaton Vance

Floating-Rate Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019